Reverse Recapitalization and Private Placement - Schedule of common stock following the merger and offering (Details) - shares			1 Months Ended	3 Months Ended	9 Months Ended
	Sep. 04, 2026	Apr. 17, 2026	Sep. 30, 2026	Sep. 30, 2026	Sep. 30, 2026
Reverse Recapitalization And Private Placement [Line Items]
Balance at Beginning (Shares)					3,632,165
Stock issued during period, shares, new issues		21.88			1,032,550
Private Blue Laser Fusion restricted stock awards issued September 4, 2026 (recast for the Exchange Ratio)	505,098
Private Blue Laser Fusion convertible preferred stock, as converted (recast for the Exchange Ratio)	2,488,103			2,488,103
Balance at Ending (Shares)			8,026,384	8,026,384	8,026,384
Prior To Merger [Member]
Reverse Recapitalization And Private Placement [Line Items]
Balance at Ending (Shares)	1,000,000
Private Blue Laser Fusion Common Stock [Member]
Reverse Recapitalization And Private Placement [Line Items]
Stock issued during period, shares, new issues	3,000,633
Private Blue Laser Fusion Restricted Stock Awards [Member]
Reverse Recapitalization And Private Placement [Line Items]
Private Blue Laser Fusion restricted stock awards issued September 4, 2026 (recast for the Exchange Ratio)	505,098
Private Blue Laser Fusion Convertible Preferred Stock [Member]
Reverse Recapitalization And Private Placement [Line Items]
Private Blue Laser Fusion convertible preferred stock, as converted (recast for the Exchange Ratio)	2,488,103
Initial Closing Of The Offering [Member]
Reverse Recapitalization And Private Placement [Line Items]
Stock issued during period, shares, new issues	910,265
Following The Merger And Initial Offering [Member]
Reverse Recapitalization And Private Placement [Line Items]
Balance at Ending (Shares)	7,904,099
Second Closing Of The Offering [Member]
Reverse Recapitalization And Private Placement [Line Items]
Stock issued during period, shares, new issues			122,285
Following The Merger And Offering [Member]
Reverse Recapitalization And Private Placement [Line Items]
Balance at Ending (Shares)			8,026,384	8,026,384	8,026,384